UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roxbury Capital Management, LLC
Address: 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343

Form 13F File Number: 28-02510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson              Minnetonka, MN                  05/14/2010

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        86
Form 13F Information Table Value Total:              $859,685,745


Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number     Name
1           28-13243                 Mar Vista Investment Partners, LLC

                                                      FORM 13F INFORMATION TABLE

NAME OF                        TITLE          CUSIP                 SHRS OR  SH/PRN  PUT/ INVESTMENT OTHER       VOTING AUTHORITY
ISSUER                         OF CLASS                  VALUE      PRN AMT          CALL DISCRETION MANAGERS  SOLE      SHARED NONE
----------------------------   -------------- ---------  --------   ------- -------- ---- --------   --------  --------- ------ ----
AVX CORP NEW                   COM              2444107  10,282,888    688,740 SH          SOLE                   688,740
ACXIOM CORP                    COM              5125109  13,081,584    672,575 SH          SOLE                   672,575
AEGEAN MARINE PETROLEUM NETW   SHS            Y0017S102   9,150,811    343,370 SH          SOLE                   343,370
ALEXANDRIA REAL ESTATE EQ IN   COM             15271109   8,703,406    122,635 SH          SOLE                   122,635
ARCSIGHT INC                   COM             39666102   7,154,064    317,535 SH          SOLE                   317,535
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW         49164205  18,409,040    333,135 SH          SOLE                   333,135
ATMEL CORP                     COM             49513104  19,857,888  3,465,600 SH          SOLE                 3,465,600
BALTIC TRADING LIMITED         COM            Y0553W103   8,085,845    606,590 SH          SOLE                   606,590
BIG LOTS INC                   COM             89302103  13,752,883    368,710 SH          SOLE                   368,710
BIO-REFERENCE LABS INC         COM $.01 NEW   09057G602   9,012,207    389,970 SH          SOLE                   389,970
BIOSCRIP INC                   COM            09069N108   6,456,154    822,440 SH          SOLE                   822,440
BRINKER INTL INC               COM            109641100   6,331,854    336,980 SH          SOLE                   336,980
CATALYST HEALTH SOLUTIONS IN   COM            14888B103  25,415,398    604,409 SH          SOLE                   604,409
CHINACAST EDU CORP             COM            16946T109   4,360,936    635,705 SH          SOLE                   635,705
CITI TRENDS INC                COM            17306X102   9,421,385    268,110 SH          SOLE                   268,110
COINSTAR INC                   COM            19259P300  11,933,140    221,025 SH          SOLE                   221,025
COLLECTIVE BRANDS INC          COM            19421W100  10,205,052    446,025 SH          SOLE                   446,025
COMMVAULT SYSTEMS INC          COM            204166102   6,888,517    299,631 SH          SOLE                   299,631
DEALERTRACK HLDGS INC          COM            242309102   6,342,226    376,170 SH          SOLE                   376,170
DENDREON CORP                  COM            24823Q107  15,634,952    336,815 SH          SOLE                   336,815
DG FASTCHANNEL INC             COM            23326R109  12,077,905    280,425 SH          SOLE                   280,425
DOLLAR TREE INC                COM            256746108   9,688,349    157,765 SH          SOLE                   157,765
DRUGSTORE COM INC              COM            262241102   5,652,992  1,561,600 SH          SOLE                 1,561,600
EMERGENCY MEDICAL SVCS CORP    CL A           29100P102  10,935,190    199,075 SH          SOLE                   199,075
FINISAR CORP                   COM NEW        31787A507   9,556,270    626,230 SH          SOLE                   626,230
FIRST CASH FINL SVCS INC       COM            31942D107  11,945,038    540,255 SH          SOLE                   540,255
FIRST NIAGARA FINL GP INC      COM            33582V108   6,865,850    508,205 SH          SOLE                   508,205
GAMESTOP CORP NEW              CL A           36467W109   9,581,117    414,050 SH          SOLE                   414,050
GENESEE & WYO INC              CL A           371559105   9,109,293    230,615 SH          SOLE                   230,615
GEOEYE INC                     COM            37250W108  11,344,301    364,417 SH          SOLE                   364,417
GLACIER BANCORP INC NEW        COM            37637Q105   4,101,062    223,005 SH          SOLE                   223,005
GLOBAL DEFENSE TECH SYS INC    COM            37950B107   5,189,449    358,140 SH          SOLE                   358,140
HHGREGG INC                    COM            42833L108   7,991,804    269,720 SH          SOLE                   269,720
HUMAN GENOME SCIENCES INC      COM            444903108   9,060,410    345,290 SH          SOLE                   345,290
INTEGRA LIFESCIENCES HLDGS C   COM NEW        457985208   2,384,516     55,635 SH          SOLE                    55,635
INTEGRATED DEVICE TECHNOLOGY   COM            458118106   4,299,649    697,995 SH          SOLE                   697,995
INTERNAP NETWORK SVCS CORP     COM PAR $.001  45885A300   9,508,116  1,611,545 SH          SOLE                 1,611,545
INTEROIL CORP                  COM            460951106   3,091,731     50,535 SH          SOLE                    50,535
INTERSIL CORP                  CL A           46069S109  12,461,790    858,250 SH          SOLE                   858,250
INVERNESS MED INNOVATIONS IN   COM            46126P106  22,063,451    586,950 SH          SOLE                   586,950
IPC THE HOSPITALIST CO INC     COM            44984A105   3,772,004    125,025 SH          SOLE                   125,025
JARDEN CORP                    COM            471109108   9,378,943    312,840 SH          SOLE                   312,840
JDS UNIPHASE CORP              COM PAR $0.001 46612J507  13,711,356  1,077,090 SH          SOLE                 1,077,090
KEY ENERGY SVCS INC            COM            492914106   8,694,886    796,235 SH          SOLE                   796,235
KORN FERRY INTL                COM NEW        500643200   9,070,839    547,756 SH          SOLE                   547,756
LANDSTAR SYS INC               COM            515098101   8,260,762    181,675 SH          SOLE                   181,675
LATTICE SEMICONDUCTOR CORP     COM            518415104   9,878,537  1,892,440 SH          SOLE                 1,892,440
LA Z BOY INC                   COM            505336107   9,540,080    732,725 SH          SOLE                   732,725
LIFE TIME FITNESS INC          COM            53217R207   1,208,196     30,510 SH          SOLE                    30,510
LITTELFUSE INC                 COM            537008104   9,047,933    227,335 SH          SOLE                   227,335
MAXIMUS INC                    COM            577933104   8,822,755    141,345 SH          SOLE                   141,345
MEDNAX INC                     COM            58502B106   8,748,697    144,990 SH          SOLE                   144,990
METABOLIX INC                  COM            591018809  10,050,189    612,070 SH          SOLE                   612,070
METHANEX CORP                  COM            59151K108  11,400,118    501,545 SH          SOLE                   501,545
MF GLOBAL HLDGS LTD            COM            55277J108   7,712,070    893,635 SH          SOLE                   893,635
NBTY INC                       COM            628782104   7,763,418    221,180 SH          SOLE                   221,180
NETSCOUT SYS INC               COM            64115T104   7,576,822    526,900 SH          SOLE                   526,900
NEWPORT CORP                   COM            651824104   2,013,434    166,675 SH          SOLE                   166,675
O2MICRO INTERNATIONAL LTD      SPONS ADR      67107W100   5,324,970    760,710 SH          SOLE                   760,710
OLD DOMINION FGHT LINES INC    COM            679580100   9,057,576    238,420 SH          SOLE                   238,420
PHILLIPS VAN HEUSEN CORP       COM            718592108   8,482,531    137,280 SH          SOLE                   137,280
PLEXUS CORP                    COM            729132100   7,224,103    192,335 SH          SOLE                   192,335
POWER-ONE INC                  COM            739308104  33,206,294  4,084,415 SH          SOLE                 4,084,415
QLOGIC CORP                    COM            747277101  18,622,223    943,375 SH          SOLE                   943,375
RADIOSHACK CORP                COM            750438103   7,277,218    343,265 SH          SOLE                   343,265
RADWARE LTD                    ORD            M81873107   4,488,844    222,220 SH          SOLE                   222,220
RELIANCE STEEL & ALUMINUM CO   COM            759509102   8,806,840    182,110 SH          SOLE                   182,110
RESMED INC                     COM            761152107   9,974,401    145,040 SH          SOLE                   145,040
RF MICRODEVICES INC            COM            749941100   6,590,338  1,243,460 SH          SOLE                 1,243,460
RYLAND GROUP INC               COM            783764103   9,809,457    487,790 SH          SOLE                   487,790
SANMINA SCI CORP               COM NEW        800907206  12,186,814    702,410 SH          SOLE                   702,410
SBA COMMUNICATIONS CORP        COM            78388J106  15,695,887    460,155 SH          SOLE                   460,155
SMITH MICRO SOFTWARE INC       COM            832154108   7,703,161    720,595 SH          SOLE                   720,595
SOLERA HOLDINGS INC            COM            83421A104   9,927,802    254,755 SH          SOLE                   254,755
SPREADTRUM COMMUNICATIONS IN   ADR            849415203   5,535,150    677,497 SH          SOLE                   677,497
SXC HEALTH SOLUTIONS CORP      COM            78505P100  22,813,698    327,125 SH          SOLE                   327,125
TEAM HEALTH HOLDINGS INC       COM            87817A107   5,959,450    425,675 SH          SOLE                   425,675
TEXAS ROADHOUSE INC            COM            882681109  10,824,627    721,161 SH          SOLE                   721,161
UMPQUA HLDGS CORP              COM            904214103   6,143,029    435,985 SH          SOLE                   435,985
UNITED NAT FOODS INC           COM            911163103   7,862,339    240,365 SH          SOLE                   240,365
UNITED THERAPEUTICS CORP DEL   COM            91307C102  16,951,829    315,559 SH          SOLE                   315,559
VEECO INSTRS INC DEL           COM            922417100  27,725,814    570,490 SH          SOLE                   570,490
VERIGY LTD                     SHS            Y93691106   6,250,449    548,285 SH          SOLE                   548,285
WHITING PETE CORP NEW          COM            966387102  16,345,462    185,765 SH          SOLE                   185,765
WOLVERINE WORLD WIDE INC       COM            978097103  10,638,482    351,105 SH          SOLE                   351,105
YONGYE INTL INC                COM            98607B106   4,217,405    529,160 SH          SOLE                   529,160